Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000248117 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000228821 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000228821 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000228821 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000228821 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000228821 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224134 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	58.84%
C000224134 | Residential Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	33.54%
C000224134 | Commercial Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000224134 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000246126 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	34.37%
C000246126 | Residential Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	19.36%
C000246126 | Commercial Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	5.07%
C000246126 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.44%
C000246126 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000246126 | Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.29%
C000246126 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000162265 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.93%
C000162265 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	84.09%
C000162265 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	10.57%
C000162265 | Term Loan
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000162265 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209678 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000209678 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000209678 | Term Loan
Holdings [Line Items]
Percent of Net Asset Value	97.12%
C000209678 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000239036 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000222917 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222917 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000222917 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000222917 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000222917 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222917 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000222917 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000222917 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000222917 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222917 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222917 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%